Related Parties-Transactions and Balances	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Parties-Transactions and Balances

NOTE 11—RELATED PARTIES-TRANSACTIONS AND BALANCES

UPI entered into a lease agreement, dated as of November 2015 and commencing as of May 2016, for office space in New York. UPI shares the office space equitably with Kite Pharma, Inc., a Delaware corporation, which is a cosignatory to such lease agreement. Arie Belldegrun, M.D., UPL’s chairman, served as the Chairman and Chief Executive Officer of Kite Pharma, Inc. until his resignation effective as of October 3, 2017, in connection with the acquisition of Kite Pharma, Inc. by Gilead Sciences, Inc.